Investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity-accounted method
Balance at beginning of period	R$ 2,013,365	R$ 699,907
Equity		1,207,169
Equity in earnings	(66,466)	39,581
Other comprehensive income		(19,579)
Goodwill		86,287
Balance at end of period	2,271,731	2,013,365	R$ 699,907
Measured at fair value
Balance at beginning of period	2,013,365	699,907
Balance at end of period	2,271,731	2,013,365	699,907
Balance at beginning of period	2,013,365	699,907
Equity	332,114
Equity in earnings	(66,466)	39,581
Other comprehensive income	(7,282)
Goodwill	0
Balance at end of period	2,271,731	2,013,365	699,907
Share of profit or (loss) in joint ventures and associates	(12,165)	(7,710)	862
Du Agro Holdings S.A.
Equity-accounted method
Balance at beginning of period	1,197	1,983
Equity	69	0
Other comprehensive income	(31)	1,062
Goodwill	0	0
Balance at end of period	0	1,197	1,983
Measured at fair value
Balance at beginning of period	1,197	1,983
Balance at end of period	0	1,197	1,983
Balance at beginning of period	1,197	1,983
Balance at end of period	0	1,197	1,983
Share of profit or (loss) in joint ventures and associates	(1,235)	(1,848)
Wealth High Governance Holding De Participações S.A., O Primo Rico Mídia, Educacional e Participações Ltda. and NK112 Empreendimentos e Participações S.A.
Equity-accounted method
Balance at beginning of period	790,744	697,924
Equity	(24,257)	33,036
Other comprehensive income	(7,251)	(20,641)
Goodwill	0	86,287
Balance at end of period	748,306	790,744	697,924
Measured at fair value
Balance at beginning of period	790,744	697,924
Balance at end of period	748,306	790,744	697,924
Balance at beginning of period	790,744	697,924
Balance at end of period	748,306	790,744	697,924
Share of profit or (loss) in joint ventures and associates	R$ (10,930)	R$ (5,862)
Wealth High Governance Holding de Participações S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.90%	49.90%
O Primo Rico Mídia, Educacional e Participações Ltda.
Disclosure of associates [line items]
Proportion of ownership interest in associate	29.26%
NK112 Empreendimentos e Participações S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.90%
XP FIP Managers
Equity-accounted method
Balance at beginning of period	R$ 1,221,424	R$ 0
Balance at end of period	1,523,425	1,221,424	0
Measured at fair value
Balance at beginning of period	1,221,424	0
Equity	356,302	1,174,133
Equity in earnings	(54,301)	47,291
Other comprehensive income	0	0
Goodwill	0	0
Balance at end of period	1,523,425	1,221,424	0
Balance at beginning of period	1,221,424	0
Balance at end of period	R$ 1,523,425	R$ 1,221,424	R$ 0